Phone:   603-226-5706
Fax:     603-226-5448
E-Mail:  Craig.D.Moreshead@LFG.com

VIA EDGAR

November 13, 2009

Ellen Sazzman, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-4644

RE:  Lincoln Variable Insurance Products Trust (the "Trust")
     (File Nos. 033-70742 and 811-08090)

Dear Ms. Sazzman

Attached for filing via EDGAR is Post-Effective Amendment No. 65 (the "Amendment") to the Registration Statement on Form N-1A of the above referenced registrant (the "Registrant"). The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933. This Amendment is being filed to conform the prospectus of the LVIP Global Income Fund, a series of the Trust, to the Summary Prospectus Rule.

Please contact the undersigned at 603-226-5706 if you have any questions or comments.

Very truly yours,


/s/ Craig D. Moreshead
-------------------------------------
Craig D. Moreshead
Senior Counsel

Enclosures

cc: Colleen E. Tonn, Esq.